DREYFUS MUNICIPAL FUNDS, INC.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

March 20, 2007

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
Attention: John C. Grzeskiewicz, Esq.

Re: Dreyfus Municipal Funds, Inc. (the "Fund")
       Registration Statement on Form N-1A (File No. 33-42162)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Fund hereby certifies that:

(1)

the form of Prospectus and Statement of Additional Information of Dreyfus Premier High Yield Municipal Bond Fund, a series of the Fund, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Fund’s Registration Statement; and

(2)	the text of the Fund’s Registration Statement was filed electronically on March 15, 2007.

DREYFUS MUNICIPAL FUNDS, INC.

By: /s/ Jeff Prusnofsky
       Jeff Prusnofsky
       Vice President